Law Offices
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7081
(215) 564-8000

Direct Dial - (215) 564-8071

June 21, 2019

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:
Delaware Investments Dividend and Income Fund, Inc. (File No. (811-07460)
Delaware Enhanced Global Dividend and Income Fund (File No. 811-22050)
Delaware Investments Colorado Municipal Income Fund, Inc. (File No. 811-07810)
Delaware Investments National Municipal Income Fund (File No. 811-07410)
Delaware Investments Minnesota Municipal Income Fund II, Inc. (File No. 811-07420)

(collectively, the “Funds”)
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of the annual meeting of shareholders, combined proxy statement, and forms of proxy cards to be furnished to the shareholders of the Funds in connection with the annual meeting of shareholders scheduled to be held on August 21, 2019.
Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Taylor Brody
Taylor Brody